Inventories	12 Months Ended
Mar. 31, 2013
Inventories

(5) Inventories

Inventories at March 31, 2012 and 2013 are summarized as follows:

	Yen (millions)
	2012	2013
Finished goods	¥603,721	¥726,034
Work in process	44,891	53,035
Raw materials	387,167	436,352

	¥1,035,779	¥1,215,421